Interest in Joint Ventures - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of joint ventures [line items]
Investments in joint ventures	¥ 2,368	$ 364	¥ 1,175
Merchants Union Consumer Finance Company Limited [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	¥ 600